Income Tax - Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	(23.79%)	(26.79%)	(25.36%)
Effect of research and development credits	(20.10%)	52.31%	38.42%
Effect of other non-deductible expenses	(0.21%)	(0.43%)	(0.84%)
Effect of change in valuation allowance	0.00%	(49.10%)	(40.38%)
Effective tax rate	(19.10%)	0.99%	(3.16%)